SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
SCHEDULE I - SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2020

($ in millions)	Cost/ amortized cost, net	Fair value (if applicable)	Amount shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$1,060	$1,105	$1,105
States, municipalities and political subdivisions	1,650	2,007	2,007
Foreign governments	91	96	96
Public utilities	3,209	3,673	3,673
All other corporate bonds	15,078	16,583	16,583
Asset-backed securities	420	424	424
Mortgage-backed securities	14	19	19
Total fixed maturities	21,522	$23,907	23,907

Equity securities:
Common stocks:
Public utilities	16	$26	26
Banks, trusts and insurance companies	82	132	132
Industrial, miscellaneous and all other	985	1,348	1,348
Nonredeemable preferred stocks	24	30	30
Total equity securities	1,107	$1,536	1,536

Mortgage loans on real estate	3,359	$3,587	3,359
Real estate (none acquired in satisfaction of debt)	315		315
Policy loans	582		582
Derivative instruments	184	$184	184
Limited partnership interests	3,065		3,065
Other long-term investments	876		876
Short-term investments	974	$974	974
Total investments	$31,984		$34,798